Intangibles And Goodwill (Tables)	12 Months Ended
Aug. 31, 2020
Intangibles And Goodwill [Abstract]
Schedule Of Net book Value Of Intangible Assets And Goodwill
9. INTANGIBLES AND GOODWILL

	2020	2019
	$	$
Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013
	5,029	5,029
Wireless spectrum licences	2,445	2,445
Other intangibles
Software	479	451
Customer relationships	44	54
	7,997	7,979
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201
	280	280
Net book value	8,277	8,259

Changes In Carrying Amount Of Intangibles With Indefinite Useful Lives
	Broadcastrights andlicences	Goodwill	Wirelessspectrumlicences
	$	$	$
September 1, 2018	5,029	280	1,953
Additions	–	–	492
Disposition	–	–	–
August 31, 2019	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–
August 31, 2020	5,029	280	2,445

Intangibles Subject To Amoritzation
Intangibles subject to amortization are as follows:

	August 31, 2020			August 31, 2019
	Cost	Accumulatedamortization	Net bookvalue	Cost	Accumulatedamortization	Net bookvalue
Software	806	335	471	697	257	440
Software under construction	8	–	8	11	–	11
Customer relationships	114	70	44	114	60	54
	928	405	523	822	317	505

Changes In Carrying Amount Of Intangibles
The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software	Softwareunderconstruction	Customerrelationships	Total
	$	$	$	$
September 1, 2018	412	22	66	500
Additions	112	11	–	123
Transfers	22	(22)	–	–
Dispositions	(6)	–	–	(6)
Amortization	(100)	–	(12)	(112)
August 31, 2019	440	11	54	505
Additions	144	–	–	144
Transfers	7	(3)	–	4
Dispositions	–	–	–	–
Amortization	(120)	–	(10)	(130)
August 31, 2020	471	8	44	523

Changes In Market Condidtions Related To Discount Rates And Terminal Value
		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal operating income before restructuring costs and amortization multiple
Cable	6.0%	0.5%	8.0x
Satellite	7.0%	-4.0%	6.7x
Wireless	7.0%	1.0%	5.3x

Schedule Of Sensitivity Analysis Of Significant Estimates
A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal operatingincome beforerestructuring costs andamortization multiple
Cable	15.0%	12.5%	6.2%
Satellite	7.8%	5.6%	7.4%
Wireless	18.2%	10.1%	9.4%